CONSOLIDATED AND COMBINED BALANCE SHEET - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 3,366,176,000	$ 837,916,000
Marketable debt securities	224,979,000	0
Accounts receivable, net of allowance and reserves	257,668,000	171,977,000
Note receivable - related party	0	55,251,000
Other current assets	140,022,000	146,062,000
Current assets of discontinued operations	130,477,000	18,050,000
Total current assets	4,119,322,000	1,229,256,000
Building, capitalized software, leasehold improvements and equipment, net	274,930,000	302,417,000
Goodwill	1,660,102,000	1,397,493,000
Intangible assets, net of accumulated amortization	394,986,000	324,552,000
Long-term investments	297,643,000	347,975,000
Other non-current assets	288,021,000	242,453,000
Non-current assets of discontinued operations	266,547,000	272,406,000
TOTAL ASSETS	9,161,709,000	4,116,552,000
LIABILITIES:
Current portion of long-term debt	0	13,750,000
Accounts payable, trade	88,849,000	71,020,000
Deferred revenue	137,658,000	94,703,000
Accrued expenses and other current liabilities	340,406,000	282,808,000
Current liabilities of discontinued operations	183,988,000	123,041,000
Total current liabilities	750,901,000	585,322,000
Long-term debt, net	712,277,000	231,946,000
Income taxes payable	6,444,000	6,410,000
Deferred income taxes	78,789,000	63,604,000
Other long-term liabilities	227,406,000	176,259,000
Non-current liabilities of discontinued operations	2,972,000	4,047,000
Redeemable noncontrolling interests	231,992,000	43,818,000
Commitments and contingencies
SHAREHOLDERS' AND PARENT'S EQUITY:
Additional paid-in capital	5,909,614,000	0
Retained earnings	694,042,000	0
Invested capital		2,547,251,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,170,000)	(12,226,000)
Total IAC shareholders' and parent's equity, respectively	6,597,575,000	2,535,025,000
Noncontrolling interests	553,353,000	470,121,000
Total shareholders' and parent's equity, respectively	7,150,928,000	3,005,146,000
TOTAL LIABILITIES AND SHAREHOLDERS' AND PARENT'S EQUITY, RESPECTIVELY	9,161,709,000	4,116,552,000
MGM
ASSETS
Long-term investments	1,860,158,000	0
Common stock $.001 par value; authorized 1,600,000 shares; 82,976 shares issued and outstanding at December 31, 2020
SHAREHOLDERS' AND PARENT'S EQUITY:
Common stock	83,000	0
Class B common stock $.001 par value; authorized 400,000 shares; 5,789 shares issued and outstanding at December 31, 2020
SHAREHOLDERS' AND PARENT'S EQUITY:
Common stock	$ 6,000	$ 0